UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22806

Oppenheimer Main Street Small Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 1/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—11.8%
Auto Components—3.0%
Dorman Products, Inc.[1]	85,265	$ 6,432,392
Visteon Corp.[1]	88,703	11,538,486
		17,970,878
Diversified Consumer Services—0.8%
Houghton Mifflin Harcourt Co.[1]	547,030	4,595,052

Hotels, Restaurants & Leisure—3.1%
Papa John’s International, Inc.	83,488	5,417,536
Sonic Corp.	314,725	8,132,494
Texas Roadhouse, Inc., Cl. A	76,048	4,465,539
		18,015,569
Media—0.6%
WideOpenWest, Inc.[1]	319,316	3,269,796

Multiline Retail—0.2%
Fred’s, Inc., Cl. A	383,880	1,270,643

Specialty Retail—2.9%
DSW, Inc., Cl. A	294,568	5,900,197
Group 1 Automotive, Inc.	143,575	11,263,458
		17,163,655
Textiles, Apparel & Luxury Goods—1.2%
Canada Goose Holdings, Inc.[1]	199,184	7,158,673

Consumer Staples—2.6%
Food Products—1.2%
Hostess Brands, Inc., Cl. A1	502,026	6,927,959

Personal Products—0.7%
elf Beauty, Inc.[1]	206,421	4,244,016

Tobacco—0.7%
Universal Corp.	87,733	4,211,184

Energy—3.3%
Energy Equipment & Services—0.2%
RigNet, Inc.[1]	83,289	1,374,268

Oil, Gas & Consumable Fuels—3.1%
CNX Midstream Partners LP2	200,380	4,055,691
Matador Resources Co.[1]	142,314	4,612,397

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Noble Midstream Partners LP2	94,339	$ 5,300,908
Renewable Energy Group, Inc.[1]	384,358	4,112,631
		18,081,627

Financials—23.3%
Capital Markets—1.4%
Stifel Financial Corp.	117,744	7,950,075

Commercial Banks—9.9%
Bank of NT Butterfield & Son Ltd. (The)	120,679	4,850,089
BankUnited, Inc.	211,261	8,670,151
Berkshire Hills Bancorp, Inc.	122,002	4,629,976
Chemical Financial Corp.	109,003	6,366,865
Customers Bancorp, Inc.[1]	119,547	3,664,115
FCB Financial Holdings, Inc., Cl. A1	110,412	6,050,578
IBERIABANK Corp.	74,736	6,315,192
MB Financial, Inc.	157,771	6,749,443
Sterling Bancorp	264,969	6,557,983
Webster Financial Corp.	79,009	4,473,490
		58,327,882

Insurance—0.8%
James River Group Holdings Ltd.	126,941	4,823,758

Real Estate Investment Trusts (REITs)—7.2%
Brandywine Realty Trust	548,616	9,842,171
CYS Investments, Inc.	1,017,933	6,860,869
DiamondRock Hospitality Co.	738,816	8,688,476
Four Corners Property Trust, Inc.	373,299	8,809,856
National Storage Affiliates Trust	322,921	8,192,506
		42,393,878

Real Estate Management & Development—1.0%
Realogy Holdings Corp.	212,311	5,840,676

1      OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Thrifts & Mortgage Finance—3.0%
Beneficial Bancorp, Inc.	228,784	$ 3,717,740
OceanFirst Financial Corp.	224,846	5,947,176
Oritani Financial Corp.	198,760	3,319,292
WSFS Financial Corp.	92,468	4,725,115
		17,709,323
Health Care—10.3%
Biotechnology—3.5%
Clovis Oncology, Inc.[1]	32,515	1,967,157
Emergent BioSolutions, Inc.[1]	90,426	4,411,885
Exact Sciences Corp.[1]	64,574	3,209,974
Galapagos NV1	23,117	2,750,339
Ligand Pharmaceuticals, Inc.[1]	22,422	3,534,156
Sage Therapeutics, Inc.[1]	23,294	4,421,201
		20,294,712
Health Care Equipment & Supplies—3.0%
CryoPort, Inc.[1]	110,409	982,640
NuVasive, Inc.[1]	114,204	5,581,149
NxStage Medical, Inc.[1]	108,193	2,708,071
Quidel Corp.[1]	95,664	4,379,498
Wright Medical Group NV1	180,498	4,106,330
		17,757,688
Health Care Providers & Services—1.5%
Addus HomeCare Corp.[1]	60,007	2,151,251
Amedisys, Inc.[1]	121,473	6,513,382
American Renal Associates Holdings, Inc.[1]	17,861	337,752
		9,002,385
Pharmaceuticals—2.3%
Prestige Brands Holdings, Inc.[1]	263,782	11,034,001
TherapeuticsMD, Inc.[1]	455,320	2,677,281
		13,711,282

	Shares	Value
Industrials—19.0%
Aerospace & Defense—0.6%
Wesco Aircraft Holdings, Inc.[1]	469,745	$ 3,358,677
Airlines—1.4%
Spirit Airlines, Inc.[1]	191,169	8,052,038
Building Products—0.8%
Masonite International Corp.[1]	72,441	5,052,760
Commercial Services & Supplies—3.1%
ACCO Brands Corp.[1]	625,543	7,412,685
Advanced Disposal Services, Inc.[1]	210,273	5,124,353
Matthews International Corp., Cl. A	104,741	5,865,496
		18,402,534
Construction & Engineering—2.1%
Dycom Industries, Inc.[1]	51,840	6,050,246
KBR, Inc.	315,003	6,407,161
		12,457,407
Electrical Equipment—1.5%
Generac Holdings, Inc.[1]	180,383	8,826,140
Machinery—3.9%
Greenbrier Cos., Inc. (The)	123,515	6,194,277
Manitowoc Co., Inc. (The)[1]	121,568	4,872,445
Navistar International Corp.[1]	115,815	5,307,802
Rexnord Corp.[1]	231,086	6,495,828
		22,870,352
Professional Services—4.3%
Korn/Ferry International	273,577	12,190,591
On Assignment, Inc.[1]	170,965	13,090,790
		25,281,381
Road & Rail—1.3%
Genesee & Wyoming, Inc., Cl. A1	97,687	7,800,307
Information Technology—18.0%
Internet Software & Services—5.2%
Envestnet, Inc.[1]	88,533	4,758,649

2      OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value
Internet Software & Services (Continued)
Etsy, Inc.[1]	233,326	$4,377,196
j2 Global, Inc.	112,539	9,001,994
Q2 Holdings, Inc.[1]	107,152	4,537,887
Yelp, Inc., Cl. A1	176,994	7,755,877
		30,431,603
IT Services—3.1%
CACI International, Inc., Cl. A1	82,958	11,659,747
Teradata Corp.[1]	156,042	6,319,701
		17,979,448
Semiconductors & Semiconductor Equipment—4.8%
Brooks Automation, Inc.	237,664	6,630,825
MaxLinear, Inc., Cl. A1	211,191	5,446,616
MKS Instruments, Inc.	79,722	8,155,561
Semtech Corp.[1]	230,705	8,259,239
		28,492,241
Software—4.9%
CommVault Systems, Inc.[1]	21,121	1,126,805
Paylocity Holding Corp.[1]	84,580	4,422,688
Pegasystems, Inc.	148,846	7,568,819
Proofpoint, Inc.[1]	72,002	7,345,644
Zynga, Inc., Cl. A1	2,391,292	8,560,826
		29,024,782
Materials—5.4%
Construction Materials—1.4%
Summit Materials, Inc., Cl. A1	258,862	8,270,641

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

	Shares	Value
Metals & Mining—3.3%
Allegheny Technologies, Inc.[1]	193,133	$5,206,866
Compass Minerals International, Inc.	85,557	6,237,105
Kaiser Aluminum Corp.	71,369	7,867,718
		19,311,689
Paper & Forest Products—0.7%
PH Glatfelter Co.	178,296	4,164,995
Utilities—4.1%
Gas Utilities—1.4%
Suburban Propane Partners LP2	319,526	8,131,937
Multi-Utilities—2.7%
Black Hills Corp.	149,360	8,296,948
NorthWestern Corp.	137,268	7,459,143
		15,756,091
Total Common Stocks (Cost $467,874,899)		575,760,002
Investment Company—2.0%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.26%[3,4] (Cost $11,863,172)	11,863,172	11,863,172
Total Investments, at Value (Cost $479,738,071)	99.8%	587,623,174
Net Other Assets (Liabilities)	0.2	991,504
Net Assets	100.0%	$588,614,678

3     OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	April 30, 2017	Additions	Reductions	January 31, 2018
Oppenheimer Institutional Government Money Market Fund, Cl. E	22,596,280	147,913,593	158,646,701	11,863,172

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$11,863,172	$104,877	$—	$—

4      OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENTS January 31, 2018 Unaudited

1. Organization

Oppenheimer Main Street Small Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

5      OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENT Unaudited / Continued

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

6      OPPENHEIMER MAIN STREET SMALL CAP FUND

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$69,444,266	$—	$—	$69,444,266
Consumer Staples	15,383,159	—	—	15,383,159
Energy	19,455,895	—	—	19,455,895
Financials	137,045,592	—	—	137,045,592
Health Care	58,015,728	2,750,339	—	60,766,067
Industrials	112,101,596	—	—	112,101,596
Information Technology	105,928,074	—	—	105,928,074
Materials	31,747,325	—	—	31,747,325
Utilities	23,888,028	—	—	23,888,028
Investment Company	11,863,172	—	—	11,863,172

Total Assets	$584,872,835	$2,750,339	$—	$587,623,174

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free

7      OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO STATEMENT OF INVESTMENT Unaudited / Continued

4. Investments and Risks (Continued)

cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt

8      OPPENHEIMER MAIN STREET SMALL CAP FUND

5. Market Risk Factors (Continued)

securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

9      OPPENHEIMER MAIN STREET SMALL CAP FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/16/2018